INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement1 [Line Items]
Balance	$ 227
Balance	186	$ 227
Cost [member]
Statement1 [Line Items]
Balance	2,029	7,669
Additions	126	6
Disposal	0	(2)
Derecognition of intangible asset	1,173	5,412
Effect of foreign currency exchange differences	(89)	(232)
Balance	893	2,029
Accumulated amortisation [member]
Statement1 [Line Items]
Balance	(1,802)	(3,942)
Derecognition of intangible asset	(1,173)	(2,127)
Amortisation	155	165
Effect of foreign currency exchange differences	(77)	(178)
Balance	(707)	(1,802)
Impairment [member]
Statement1 [Line Items]
Balance	0	(3,322)
Derecognition of intangible asset	0	(3,284)
Effect of foreign currency exchange differences	0	(38)
Balance	$ 0	$ 0